Note 22 - Financial liabilities at amortized cost - Deposits from credit institutions by geographical area and instrument (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 31,978	€ 54,516	€ 63,501
Demand Deposits And Other [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,981	762	956
Demand Deposits And Other [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,108	526	896
Demand Deposits And Other [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	280	282	306
Demand Deposits And Other [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	442	448	275
Demand Deposits And Other [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,701	1,563	1,812
Demand Deposits And Other [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	651	73	317
Demand Deposits And Other [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	207	77	88
Demand Deposits And Other [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	8,370	3,731	4,651
Deposits With Agreed Maturity [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,527	3,879	4,995
Deposits With Agreed Maturity [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	6,903	12,592	13,751
Deposits With Agreed Maturity [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	286	330	426
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,892	2,538	3,294
Deposits With Agreed Maturity [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,677	2,398	3,225
Deposits With Agreed Maturity [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	669	836	1,140
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,061	3,369	3,597
Deposits With Agreed Maturity [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	19,015	25,941	30,429
Repurchase Agreements [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	55	878	817
Repurchase Agreements [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,534	21,732	23,691
Repurchase Agreements [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	1,817	2,931
Repurchase Agreements [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	13	465
Repurchase Agreements [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	0	3
Repurchase Agreements [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4	44	5
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	360	509
Repurchase Agreements [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,593	24,843	28,420
Total [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,563	5,518	6,768
Total [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	14,545	34,849	38,338
Total [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	566	2,429	3,663
Total [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,335	2,999	4,035
Total [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,379	3,961	5,040
Total [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,323	953	1,463
Total [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,268	3,806	4,194
Total [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 31,978	€ 54,516	€ 63,501